Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document and entity information [abstract]
Document Type	6-K/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Entity Registrant Name	OBSEVA SA
Entity Central Index Key	0001685316
Current Fiscal Year End Date	--12-31